RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Schedule of Related Party Balances and Transactions
	Year ended December 31
	2016	2015	2014
	U.S. dollars in thousands
Directors' fees	$449	$375	$246